Income Tax	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Income Tax [Abstract]
INCOME TAX
Note 15 – INCOME TAX

The following is the income tax expense reflected in the Statement of Operations for the nine months ended March 31, 2014 and 2013:

INCOME TAX EXPENSE
	For the nine months ended
	March 31
	2014	2013
Income tax expense - current	$-	$-
Income tax expense - deferred	203,186	240,428
Total	$203,186	$240,428

The following are the components of income before income tax reflected in the Statement of Operations for the nine months ended March 31, 2014 and 2013:

COMPONENTS OF INCOME BEFORE INCOME TAX
	For the nine month ended
	March 31
	2014	2013
(Loss) income from continuing operations	$(386,881)	$417,925
Net loss from discontinued operations	(301,280)	-
(Loss) income before Income tax	$(688,161)	$417,925

Loss from USA operations	$(1,078,312)	$-
Income from Australian operations	390,151	417,925
(Loss) income before Income tax	$(688,161)	$417,925

Income tax	$203,186	$240,428
Effective tax rate	(29)%	57%

The Company did not have a United States tax paying entity during the nine months ended March 31, 2013.

The following is a reconciliation of the provision for income taxes at the US federal income tax rate to the income taxes reflected in the Statement of Operations for the nine months ended March 31, 2014 and 2013:

INCOME TAX RATE RECONCILIATION
	For the nine months ended March 31
	2014	2013
US statutory rates	34%	34%
Tax rate difference	(4)%	(4)%
Research and development	(12)%	27%
USA losses	(47)%	-%
Tax expenses at actual rate	(29)%	57%

The following are the components of deferred tax reflected in the Statement of Operations for the nine months ended March 31, 2014 and 2013:

COMPONENTS OF DEFERRED TAX EXPENSE
	For the nine months ended
	March 31
	2014	2013
Tax losses carried forward	$279,351	$185,120
Doubtful debts reserve	(68,729)	52,488
Accruals	(7,436)	2,820
	203,186	240,428
The following are the components of deferred tax reflected in the Balance Sheet as of March 31, 2014 and June 30, 2013:

COMPONENTS OF DEFERRED TAX ASSET
	March 31	June 30
	2014	2013
Tax losses carried forward	$1,326,435	$1,592,888
Doubtful debts reserve	290,887	219,442
Accruals	44,747	36,891
	1,662,069	1,849,221

Deferred tax assets - current	$276,630	$718,767
Deferred tax assets - non current	1,385,439	1,130,454
	1,662,069	1,849,221

Deferred income taxes arise from temporary differences between the tax and financial statement recognition of revenue and expense. In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimate the Company are using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company consider three years of cumulative operating income (loss).

As of March 31, 2014, Moneytech had approximately $4,794,973 in net operating loss (“NOL”) carry forward available to offset future taxable income in Australia.  The NOLs can be carried forward without expiration in Australia.  Management believes that all NOLs will be utilized in the near future and therefore no allowance was made.

As of March 31, 2014, Source had NOL’s of approximately $13 million dollars to offset future taxable income in the US.  Federal NOLs can generally be carried forward 20 years.  However, under Internal Revenue Code section 382 due to the change in ownership there are certain limitations placed on the NOL carryover and Source may only use approximately $161,500 per year of the available NOL.  The deferred tax assets of the US entities at March 31, 2014 were fully reserved.  Management believes it is more likely than not that these assets will not be realized in the near future.

Note 12 – INCOME TAX (RESTATED)

The following is the income tax expense reflected in the Statement of Operations for the years ended June 30, 2013 and 2012:

INCOME TAX EXPENSE	June 30
	2013	2012
Income tax expense - current	$-	$-
Income tax expense - deferred	305,246	179,647
Total	$305,246	$179,647

The following are the components of income before income tax reflected in the Statement of Operations for the years ended June 30, 2013 and 2012:

COMPONENTS OF INCOME BEFORE INCOME TAX	June 30
	2013	2012
Income (loss) from USA operations	$-	$-
Income from Australian operations	567,998	257,587
(Loss) income before Income tax	$567,998	$257,587
Income tax	$305,246	$179,647
Effective tax rate	54%	70%

The following is a reconciliation of the provision for income taxes at the US federal income tax rate to the income taxes reflected in the Statement of Operations for the years ended June 30, 2013 and 2012:

INCOME TAX RATE RECONCILIATION	June 30
	2013	2012
US statutory rates	34%	34%
Tax rate difference	(4)%	(4)%
Research and development	24%	40%
Tax expenses at actual rate	54%	70%

The following are the components of deferred tax reflected in the Balance Sheet and Statement of Operations for the years ended June 30, 2013 and 2012:

COMPONENTS OF DEFERRED TAX EXPENSE	June 30
	2013	2012
Tax losses carried forward	$348,179	$242,351
Doubtful debts reserve	(18,827)	(51,403)
Accruals	(24,106)	(11,301)
	305,246	179,647

COMPONENTS OF DEFERRED TAX ASSET	June 30
	2013	2012
Tax losses carried forward	$1,592,888	$2,116,283
Doubtful debts reserve	219,442	225,469
Accruals	36,891	17,187
	1,849,221	2,358,939

Deferred tax assets - current	$718,767	$317,850
Deferred tax assets - non current	1,130,454	2,041,089
	1,849,221	2,358,939

Deferred income taxes arise from temporary differences between the tax and financial statement recognition of revenue and expense. In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimate the Company are using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company consider three years of cumulative operating income (loss).

As of June 30, 2013, Moneytech had approximately $5,309,627 in net operating loss (“NOL”) carry forward available to offset future taxable income in Australia.  The NOLs can be carried forward without expiration in Australia.  Management believes that all NOLs will be utilized in the near future and therefore no allowance was made.

As of June 30, 2013, Source had NOL’s of approximately $13 million dollars to offset future taxable income in the US.  Federal NOLs can generally be carried forward 20 years.  However, under Internal Revenue Code section 382 due to the change in ownership there are certain limitations placed on the NOL carryover and Source may only use approximately $161,500 per year of the available NOL.  The deferred tax assets of the US entities at December 31, 2013 were fully reserved.  Management believes it is more likely than not that these assets will not be realized in the near future.